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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [_]is a restatement.
                                             [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Plaza Advisors LLC
Address:     c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
             590 Madison Avenue
             New York, NY 10022

Form 13F File Number: 28-06227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Hal Goldstein
Title:       Vice President

Signature, Place, and Date of Signing:


/S/ HAL GOLDSTEIN                New York, New York                 May 15, 2002
------------------               ----------------------             ------------
[Signature]                      [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                                  ----
Form 13F Information Table Entry Total:                             8
                                                                  ----
Form 13F Information Table Value Total:                           $65,632
                                                                  -------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE


                                                          Plaza Advisors LLC
                                                      Form 13F Information Table
                                                           March 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of     CUSIP      Value     Shrs or     SH/  Put/Call    Investment     Other      Voting Authority
                    Class                   (x $1000) prn amt     PRN              Discretion     Managers
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Sole  Shared None          Sole      Shared     None
------------------------------------------------------------------------------------------------------------------------------------
CADIZ INC           COM          127537108      90        10,000  SH            SOLE                         10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DOR BIOPHARMA INC   COM          258094101   1,264       100,000  SH            SOLE                        100,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
4 KIDS ENTMT INC    COM          350865101     835        41,900  SH            SOLE                         41,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC     COM          45245W109  17,827       723,810  SH            SOLE                        723,810
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC     NOTE 5.500%  45245WAD1  20,822    24,300,000  PRN           SOLE                     24,300,000
                    3/0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP  COM SER A    530718105   1,264       100,000  SH            SOLE                        100,000
NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MARVEL ENTERPRISES  COM          57383M108     669        81,031  SH            SOLE                         81,031
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NEOSE TECHNOLOGIES  COM          640522108  22,861       713,285  SH            SOLE                        713,285
INC
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  8 DATA RECORDS                    65,632  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
